Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 35,696	$ 222,410
Inventory	958,575	986,674
Deposits and other assets	92,829	94,220
Prepaid expenses	19,862	14,380
Total current assets	1,106,962	1,317,684
PROPERTY AND EQUIPMENT, net	20,611	26,041
INTANGIBLE ASSETS, net	419,518	424,757
TOTAL ASSETS	1,547,091	1,768,482
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	3,555,961	3,774,580
Notes payable, current portion, net of discount of $0 and $4,592 as of December 31, 2014 and 2013, respectively		9,039,444
Accounts payable	641,991	682,319
Accrued interest	0	657,092
Fees payable to directors	418,546	468,546
Employee settlement	50,000	50,000
Patent license payable, current	10,000	10,000
Other current liabilities	85,004	12,613
Total current liabilities	4,761,502	14,694,594
NON-CURRENT LIABILITIES
Patent license payable, less current portion		10,000
Total non-current liabilities	0	10,000
COMMITMENTS AND CONTINGENCIES
Total liabilities	4,761,502	14,704,594
STOCKHOLDERS' DEFICIT
Preferred stock
Common stock - $0.001 par value; 400,000,000 shares authorized, 63,885,930 and 33,229,093 shares issued and outstanding as of December 31, 2014 and 2013, respectively	63,886	33,229	[1]
Additional paid-in-capital	46,908,249	19,867,961	[1]
Deferred compensation	(294,264)
Accumulated deficit	(49,892,282)	(32,897,657)
Total stockholders' deficit	(3,214,411)	(12,936,112)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,547,091	1,768,482
Preferred Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock		40,118
Preferred Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred stock		$ 20,237

[1]	*December 31, 2013 retroactively adjusted to reflect effects of the reverse acquisition transaction.